SCHEDULE OF RELATED PARTIES (Details)		12 Months Ended
		Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Defined Benefit Plan Disclosure [Line Items]
Loan to shares holders			$ 15,531		$ 9,971,592
Amount due to a director			9,783	$ 2,552	19,783
Mr. Cheung [Member]
Defined Benefit Plan Disclosure [Line Items]
Related party relationship		Shareholder and director of the Company
Reinstatement costs	[1]		63,000
Handling fee income		511	53
Brokerage income		$ 1,217
Loan to shares holders	[2]
Amount due to a director	[3]		9,783		19,783
Payables to customers	[4]		$ 98,605		$ 12,823,672

[1]	The tenancy agreement between the Group and its director, which was rent-free during the years ended December 31, 2023 and 2024, was terminated during the year ended December 31, 2024, and the related rental deposit paid was applied to reinstate the leased property as contractually required.
[2]	On April 3, 2024, a loan of HK$3,000,000 was advanced to Mr. Cheung. The loan was unsecured, interest-free, and was fully repaid on May 21, 2024.
[3]	The amount was unsecured, interest-free and repayable on demand.
[4]	The amount was repayable on demand except where certain balance under payables to customers represents trades pending settlement or margin deposits and cash collateral received for trading activities under the normal course of business. As of December 31, 2024, the balance was HK$98,605. During the year ended 2025, Mr. Cheung deposited HK$40,000,000 into and withdrew total HK$15,090,000 from the account and executed transactions total HK$12,184,933. As of December 31, 2025, the remaining balance in the account was HK$12,823,672.